Segment disclosures - Summary of Revenues for Group of Similar Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues for group of similar products and services
Total revenues	$ 247,284	$ 252,530
Products
Revenues for group of similar products and services
Total revenues	45,146	54,018
Services
Revenues for group of similar products and services
Total revenues	$ 202,138	$ 198,512